Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets developed or acquired during the year ended December 31, 2011 totaled ¥35,994 million, which are subject to amortization and primarily consist of software of ¥33,217 million, which is mainly for internal use. The weighted average amortization period for software and intangible assets in total is approximately 4 years and 5 years, respectively.

The components of intangible assets subject to amortization at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥205,235	¥115,131	¥200,245	¥109,200
Customer relationships	34,957	18,724	37,637	12,107
Patented technologies	24,342	13,317	25,425	9,377
License fees	20,425	12,867	22,108	14,436
Other	19,235	6,857	16,686	4,641

	¥304,194	¥166,896	¥302,101	¥149,761

Aggregate amortization expense for the years ended December 31, 2011, 2010 and 2009 was ¥51,164 million, ¥43,866 million and ¥37,994 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥44,931 million in 2012, ¥33,864 million in 2013, ¥23,759 million in 2014, ¥11,482 million in 2015, and ¥6,134 million in 2016.

Intangible assets not subject to amortization other than goodwill at December 31, 2011 and 2010 were not significant.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2011 and 2010 were as follows:

	Year ended December 31, 2011
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

	Year ended December 31, 2010
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189